Disclosures about Fair Value of Assets and Liabilities - Fair value measurement of assets measured at fair value on nonrecurring basis (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 1,219,185	$ 1,032,580
Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	673,576
Foreclosed assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		137,193
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreclosed assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Significant Other Observable Inputs (Level 2) | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Significant Other Observable Inputs (Level 2) | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Significant Other Observable Inputs (Level 2) | Foreclosed assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Significant Unobservable Inputs (Level 3) | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	1,219,185	1,032,580
Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	673,576
Significant Unobservable Inputs (Level 3) | Foreclosed assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		$ 137,193